Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Schedule of Group’s Capital Management	The Group includes within net debt, interest bearing loans and borrowings, lease liabilities, trade payables, other payables and accruals, amount due to related parties and amount due to shareholders, less cash and cash equivalents.
	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Interest-bearing loans and borrowings (Note 23)	54,029	65,226
Lease liabilities (Note 24)	4,632	4,193
Trade payables (Note 21)	52,700	34,818
Other payables and accruals (Note 25)	88,804	87,859
Amount due to related parties (Note 26)	-	531
Amount due to shareholders (Note 26)	1,016	12,566
Cash and cash equivalents (Note 19)	(2,568)	(7,574)
Net debt	198,613	197,619
Equity attributable to equity holders of the parent	38,105	21,744
Total equity attributable to equity holders of the parent and net debt	236,718	219,363
Gearing ratio	84%	90%